Venezuela subsidiary operations	12 Months Ended
Mar. 31, 2018
VENEZUELA [member]
Disclosure of Impact of Exchange Rate Overhaul [Line Items]
Disclosure of impact of exchange rate overhaul [Text Block]
38. Venezuela subsidiary operations

Dr. Reddy's Venezuela, C.A., a wholly-owned subsidiary of the Company, was primarily engaged in the import of pharmaceutical products from the parent company and other subsidiaries of the Company and the sale of such products in Venezuela.

Overhaul of the exchange rate system in Venezuela

In February 2015, the Venezuelan government launched an overhaul of its then existing exchange rate system and introduced a new exchange rate mechanism. The Marginal Currency System (known as "SIMADI") was the third tier in the new three-tier exchange rate regime and allowed for legal trading of the Venezuelan bolivar for foreign currency with fewer restrictions than other mechanisms in Venezuela (CENCOEX and SICAD). The new second tier (known as “SICAD”) was introduced with an initial rate of approximately 12 VEF per U.S.$1.00. The first tier (known as “CENCOEX”), the official exchange rate, was unchanged and sold dollars at 6.3 VEF per U.S.$1.00 for preferential goods.

In February 2016, the Venezuelan government announced further changes to its foreign currency exchange mechanisms, including the devaluation of its official exchange rate. The following changes became effective as of March 10, 2016:

⋅
The CENCOEX preferential rate was replaced with a new "DIPRO" rate. The DIPRO rate is only available for purchases and sales of essential items. Further, the preferential exchange rate was devalued from 6.3 VEF per U.S.$1.00 to 10 VEF per U.S.$1.00.

⋅	The SICAD exchange rate mechanism, which last auctioned USD for 13 VEF per U.S.$1.00, was eliminated.

⋅	The SIMADI exchange rate mechanism was replaced with a new "DICOM" rate, which governs all transactions not subject to the DIPRO exchange rate and will fluctuate according to market supply and demand.

The Company fully considered all the aforesaid developments, facts and circumstances and, following the guidance available in IAS 21, determined that it was appropriate to use the SIMADI/DICOM rate for translating the monetary assets and liabilities of the Venezuelan subsidiary as at various reporting dates. Tabulated below was the impact of the foregoing on the financial statements of the Company as at March 31, 2015 and 2016:

	Year ended
Particulars	March 31, 2015		March 31, 2016
Foreign exchange loss due to currency devaluation and translation of monetary assets and liabilities using SIMADI/DICOM rate recorded under finance expense	Rs.	843	Rs.	4,621
Impact of inventory write down and reversal of export incentives recorded under cost of revenues		-		341
Impairment of property, plant and equipment recorded under selling, general and administrative expenses		-		123
Total	Rs.	843	Rs.	5,085

Update for the year ended March 31, 2017

Revenues for the year ended March 31, 2017 were Rs.17 (VEF 162). During the year ended March 31, 2017, the Company received approvals from the Venezuelan government to repatriate U.S.0.4 at the preferential rate of 10 VEF per U.S.1.00.

The Company applied the DICOM rate for translating the financial statements of the Venezuelan subsidiary for the year ended March 31, 2017. As a result, foreign exchange loss of Rs.41 was recognized for the year ended March 31, 2017.

Update for the year ended March 31, 2018

No revenues were recorded for the year ended March 31, 2018. During the year ended March 31, 2018, the Company has not received any approvals from the Venezuelan government to repatriate funds from importation of pharmaceutical products at the DIPRO preferential rate. The Company has applied the DICOM rate for translating the financial statements of the Venezuelan subsidiary for the year ended March 31, 2018.

In January 2018, the government announced further changes to the foreign exchange system and abolished the DIPRO preferential rate. As a result, foreign exchange loss of Rs.29 was recognized by the Company for the year ended March 31, 2018. As of March 31, 2018, the DICOM rate was VEF 49,375 per U.S.$1.00.